Agreements With General Motors (Tables)	9 Months Ended
Sep. 30, 2024
Equity [abstract]
Schedule of Change in the Value of Derivative Agreement

Changes in the value of the GM Tranche 2 Agreements are summarized below:

$
GM derivative liability
On initial recognition as at January 30, 2023	(33,194)
Gain on change in fair value	32,846
As at December 31, 2023	(348)
Gain on change in fair value	138
As at September 30, 2024	(210)